Convertible bonds (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Sep. 14, 2023	Dec. 09, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Sep. 14, 2021	Sep. 13, 2021	Sep. 14, 2018	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Amortization of the discount on convertible bonds										$ 801,692
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt principal amount								$ 7,500,000
Accrued interest											$ 7,614,719	$ 3,990,177
Outstanding balance of convertible bond											10,000,000	10,000,000
Principal amount
Debt discount												807,860
Amortization of the discount on convertible bonds											807,860	3,438,950	[1]
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt principal amount						$ 22,500,000		$ 30,000,000
Interest rate								12.00%
Debt instrument maturity date								Sep. 14, 2021
Convertible conversion price per share								$ 12,870.50
Outstanding balance of convertible bond
Debt instrument redemption description							By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt						119,155
Debt discount											2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt principal amount						$ 27,000,000
Interest rate						15.00%
Debt instrument maturity date						Sep. 14, 2023
Accrued interest						$ 4,500,000
Annual interest rate						24.00%
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Outstanding balance of convertible bond						$ 18,000,000
Debt discount											6,634,030
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount						7,000,000
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount						$ 5,000,000
Convertible Band C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible conversion price per share						$ 6.21335
Annual interest rate		24.00%
Debt instrument redeemed bond						$ 7,000,000
Debt instrument addition bond			$ 1,000,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Principal amount		$ 7,500,000
Convertible Band D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Principal amount		$ 10,000,000
Convertible Bond E [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Outstanding balance of convertible bond											10,000,000
Principal amount	$ 10,000,000
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Outstanding balance of convertible bond
Debt discount											$ 49,353
Convertible Bond [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Amortization of the discount on convertible bonds												$ 3,438,951		$ 2,814,474

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.